FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2023
	Fair value measurements
	using input type
	Level 2	Total	NAV	Total
Marketable securities	$73,170	$73,170	$—	$—
Financial investments	—	—	2,730	2,730
Financial assets related to foreign currency derivative hedging contracts	(461)	(461)	—	—

Total financial net assets as of December 31, 2023	$72,709	$72,709	$2,730	$2,730

	December 31, 2022
	Fair value measurements
	using input type
	Level 2	Total	NAV	Total

Marketable securities	$78,066	$78,066	$—	$—
Financial investments	—	—	16,500	16,500
Financial assets related to foreign currency derivative hedging contracts	(5,143)	(5,143)	—	—

Total financial net assets as of December 31, 2022	$72,923	$72,923	$16,500	$16,500

Schedule of fair value of secured bridge loans fund, unfunded commitments and redemption notice period

	December 31, 2023
			Redemption
		Redemption	notice
	Fair value	frequency	period
Financial Investments:
Secured Bridge Loans Fund	$1,461	—	—
Secured Bridge Loans Fund	1,269	—	—

	$2,730

	December 31,2022
			Redemption
		Redemption	Notice
	Fair Value	Frequency	Period
Financial Investments:
Secured Bridge Loans Fund	$15,258	Monthly (Eligible)	90 days
Secured Bridge Loans Fund	1,242	—	—
	$16,500